Restructuring Activities (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Americas	Dec. 31, 2013 EMEA-APAC	Dec. 31, 2013 Cash-based	Dec. 31, 2012 Cash-based	Dec. 31, 2013 2013 global restructuring program	Dec. 31, 2013 2013 global restructuring program Cash-based	Dec. 31, 2013 2013 global restructuring program Cash-based Americas	Dec. 31, 2013 2013 global restructuring program Cash-based EMEA-APAC	Dec. 31, 2013 2013 global restructuring program Cash-based Severance and termination benefits	Dec. 31, 2013 2013 global restructuring program Cash-based Severance and termination benefits Americas	Dec. 31, 2013 2013 global restructuring program Cash-based Severance and termination benefits EMEA-APAC	Dec. 31, 2013 2013 global restructuring program Cash-based Facilities related and other	Dec. 31, 2013 2013 global restructuring program Cash-based Facilities related and other Americas	Dec. 31, 2013 2013 global restructuring program Cash-based Facilities related and other EMEA-APAC	Dec. 31, 2013 2013 global restructuring program Non-cash based	Dec. 31, 2013 2013 global restructuring program Impairment [Member]	Dec. 31, 2013 2013 global restructuring program Inventory Reserve [Member]	Dec. 31, 2013 2013 global restructuring program Accounts Receivable Reserve [Member]	Dec. 31, 2012 Cost reduction initiatives	Dec. 31, 2011 Cost reduction initiatives
Restructuring activities
Restructuring charges, incurred to date							$ 32.5
Restructuring charges, expected cost remaining							0
Rollforward of accrued restructuring:
Accrued restructuring, beginning balance								0			0			0
Restructuring charges			7.6	24.9				28.5	7.6	20.9		7.4	20.3		0.2	0.6	4.0	2.8	0.8	0.4	16.9	5.9
Cash payments								(9.5)			(9.3)			(0.2)
Accrued restructuring, ending balance								19.0			18.4			0.6
Accrued restructuring, current	21.6	15.6			21.6	15.6
Accrued restructuring, noncurrent					$ 2.0	$ 2.9